Borrowings (Detail Textuals 1) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool			$ 712
Investment in preferred interests of the trust by a third party during the period			23,000
Subordinated notes			49,486	$ 49,486
Investment in common securities of the trust			$ 1,500
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool	$ 23,000
Floating rate Trust Preferred Securities (TPS) to a TPS Pool, term	30 years
Description of variable rate			three-month LIBOR
Basis spread on variable rate (as a percent)			1.83%
Interest rate at end of period (as a percent)			2.82%
Period of time after issuance in which TPS can be repaid without penalty	5 years
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25,000
Description of variable rate			the three-month LIBOR
Basis spread on variable rate (as a percent)			2.70%
Interest rate at end of period (as a percent)			3.69%